Note 16 - Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Interest Finance Costs [Table Text Block]
	Years ended December 31,
	2016	2017	2018
Interest expense	$49,880	$55,925	$61,415
Interest capitalized	-	-	(808)
Swap effect	20,237	11,393	74
Amortization and write-off of financing costs	2,613	2,236	2,907
Commitment fees	75	30	132
Bank charges and other financing costs	3	256	272
Total	$72,808	$69,840	$63,992